Interim Condensed Consolidated Statement of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Statement of cash flows [abstract]
Net cash generated from operating activities	$ 1,556,219	$ 12,216,165	$ 28,254,441
Net cash used in investing activities	(78,726)	(617,992)	(8,889,166)
Net cash generated from/(used in) financing activities	5,202,940	40,842,558	(41,088,580)
Net increase/(decrease) in cash and cash equivalents	6,680,433	52,440,731	(21,723,305)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	6,680,433	52,440,731	(21,723,305)
Effect of foreign exchange rate changes	10,292	80,791	(21,388)
Cash and cash equivalents at January 1	14,947,453	117,336,010	146,213,744
Cash and cash equivalents at June 30	$ 21,638,178	$ 169,857,532	$ 124,469,051